Employee benefits and private pension plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Employees	Dec. 31, 2023 BRL (R$) Employees	Dec. 31, 2022 BRL (R$)
Disclosure of defined benefit plans [line items]
Defined contribution pension plan fund | R$	R$ 4,454	R$ 18,271
Contribution to Ultraprev | R$	R$ 22,482	R$ 22,482	R$ 16,368
Number of active participating employees	3,801	4,053
Number of retired participating employees	297	298
Number of former employees receiving benefits	21
Demographic assumption percentage of reasonably possible decrease in mortality table for other benefits	10.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Average period	18 months